Equity (Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Equity
Unrealized gain (loss) on securities, pre-tax amount	¥ (7,597)	¥ 36,582	¥ (36,203)
Unrealized gain (loss) on securities, tax benefit (expense)	1,306	(16,013)	11,307
Unrealized gain (loss) on securities, net-of-tax amount	(6,291)	20,569	(24,896)
Unrealized gain (loss) on derivative instruments, pre-tax amount	(2,835)	(1,526)	8,577
Unrealized gain (loss) on derivative instruments, tax benefit (expense)	1,302	562	(3,615)
Unrealized gain (loss) on derivative instruments, net-of-tax amount	(1,533)	(964)	4,962
Foreign currency translation adjustments, pre-tax amount	(56,934)	13,202	(73,641)
Foreign currency translation adjustments, tax benefit (expense)	12,818	(3,558)	13,348
Foreign currency translation adjustments, net-of-tax amount	(44,116)	9,644	(60,293)
Pension liability adjustment, pre-tax amount	(130,060)	214,494	(424,372)
Pension liability adjustment, tax benefit (expense)	49,557	(79,525)	158,242
Pension liability adjustment, net-of-tax amount	(80,503)	134,969	(266,130)
Other comprehensive income (loss), pre-tax amount	(197,426)	262,752	(525,639)
Other comprehensive income (loss), tax benefit (expense)	64,983	(98,534)	179,282
Total other comprehensive income (loss)	¥ (132,443)	¥ 164,218	¥ (346,357)